TAXES	12 Months Ended
Dec. 31, 2010
TAXES
NOTE 11 – TAXES

Federal Income Tax

No provision for federal income taxes has been recognized for the years ended December 31, 2010 and November 30, 2009 and for the one month ended December 31, 2009 as the Company incurred a net operating loss for income tax purposes in each year and has no carryback potential.

Deferred tax assets and liabilities as of December 31, 2010, December 31, 2009 and November 30, 2009 consisted primarily of deferred tax assets resulting from net operating loss carryforwards of $877,209, $63,770 and $60,877, respectively. At December 31, 2010, the Company provided a full valuation allowance for these net deferred tax assets, as it is more likely than not that these assets will not be realized.

The Company’s federal income tax returns for the years ended 2006, 2007, 2008, and 2009 are open to examination. At December 31, 2010, December 31, 2009 and November 30, 2009, the Company evaluated its open tax years in all known jurisdictions. Based on this evaluation, the Company did not identify any uncertain tax positions.

Goods and Service Tax (“GST”)

Because the Company has more tax credits than taxes collected at December 31, 2010, the Company is due a GST refund of $16,328 from the Canadian taxing authority. As the Company’s Canadian subsidiary, UGMC, was not incorporated until September 2010, there was no GST receivable or payable at December 31, 2009 or November 30, 2009.